INTANGIBLE ASSETS - AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortization
Amortization expense	$ 17	$ 17	$ 17
Future amortization
2017	17
2018	17
2019	17
2020	17
2021	$ 10